Overview (Details Textual)		12 Months Ended
	Aug. 06, 2013 shares	Dec. 31, 2018 shares	Dec. 31, 2016 shares	Dec. 31, 2018 Fleet
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number Of Vessels In Operation		28		28
Average Age Of Vessels		6 years 6 months
Stock Issued During Period, Shares, New Issues		957,875	7,500,000
Equity Method Investment, Ownership Percentage	100.00%	50.00%
Ardmore's Knowledge [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent		10.00%
Investor [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale of Stock, Percentage of Ownership after Transaction	55.40%
GA Holdings LLC [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity Method Investment, Ownership Percentage	44.60%
Number Of Shares Exchanged For Reorganization	8,049,500
IPO [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock Issued During Period, Shares, New Issues	10,000,000